Premises and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Premises And Equipment
15. PREMISES AND EQUIPMENT

(1)	Details of premises and equipment as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643
Right-of-use asset	—	435,132	12,423	—	—	—	447,555
Carrying value	1,726,045	1,222,172	280,648	50,085	8,246	2	3,287,198

	December 31, 2021
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176
Right-of-use asset	—	367,480	18,064	—	—	—	385,544
Carrying value	1,719,325	1,124,444	276,425	51,354	3,171	1	3,174,720

(2)	Details of premises and equipment (owned) as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,726,705	1,076,647	1,142,653	478,290	8,246	20	4,432,561
Accumulated depreciation	—	(289,607)	(874,428)	(428,205)	—	(18)	(1,592,258)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643

	December 31, 2021
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,719,985	1,076,091	1,156,479	475,195	3,171	20	4,430,941
Accumulated depreciation	—	(319,127)	(898,118)	(423,841)	—	(19)	(1,641,105)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176

(3)	Details of changes in premises and equipment (owned) are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492
Acquisitions	186,303	87,667	119,474	28,788	7,315	—	429,547
Disposals	(3,015)	(2,245)	(1,203)	(2,738)	—	—	(9,201)
Depreciation	—	(30,766)	(87,453)	(27,134)	—	(1)	(145,354)
Classified as held-for-sale	(21)	(74)	—	—	—	—	(95)
Transfer	93,956	83,260	3,670	912	(14,886)	—	166,912
Foreign currencies translation adjustments	880	801	1,459	609	36	—	3,785
Business combination	1,185	74	926	1	—	—	2,186
Others	—	1,670	1,130	(3,193)	(277)	—	(670)

Ending balance	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602

	For the year ended December 31, 2020
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602
Acquisitions	3,787	26,972	84,828	26,124	7,751	—	149,462
Disposals	(8,326)	(1,719)	(605)	(688)	—	—	(11,338)
Depreciation	—	(34,572)	(94,388)	(30,579)	—	—	(159,539)
Transfer	(30,847)	(2,048)	118	—	(118)	—	(32,895)
Foreign currencies translation adjustments	(836)	(882)	(1,849)	(830)	(82)	—	(4,479)
Business combination	1,108	81	2,150	437	—	—	3,776
Others	—	(3,091)	(45)	782	(592)	—	(2,946)

Ending balance	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643

	For the year ended December 31, 2021
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643
Acquisitions	—	15,750	68,069	23,347	11,637	—	118,803
Disposals	—	(1,994)	(1,663)	(979)	—	—	(4,636)
Depreciation	—	(33,523)	(93,921)	(22,293)	—	(1)	(149,738)
Classification of assets held for sale	(7,157)	(5,695)	—	—	—	—	(12,852)
Transfer	(3,649)	(2,446)	15,399	—	(15,399)	—	(6,095)
Foreign currencies translation adjustments	991	712	2,868	1,580	153	—	6,304
Others	3,095	(2,880)	(616)	(386)	(1,466)	—	(2,253)

Ending balance	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176

(4)	Details of right-of-use assets as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Building	Equipment and vehicles	Total
Acquisition cost	720,417	28,463	748,880
Accumulated depreciation	(285,285)	(16,040)	(301,325)

Net carrying value	435,132	12,423	447,555

	December 31, 2021
	Building	Equipment and vehicles	Total
Acquisition cost	650,906	30,559	681,465
Accumulated depreciation	(283,426)	(12,495)	(295,921)

Net carrying value	367,480	18,064	385,544

(5)	Details of changes in right-of-use assets for the years ended December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Building	Equipment and vehicles	Total
Beginning balance	449,878	17,236	467,114
New contracts	224,494	6,831	231,325
Changes in contract	10,729	32	10,761
Termination	(18,925)	(574)	(19,499)
Depreciation	(224,946)	(11,716)	(236,662)
Business combination	3,210	381	3,591
Others	(9,308)	233	(9,075)

Ending balance	435,132	12,423	447,555

	For the year ended December 31, 2021
	Building	Equipment and vehicles	Total
Beginning balance	435,132	12,423	447,555
New contracts	172,812	16,848	189,660
Changes in contract	9,064	225	9,289
Termination	(46,563)	(1,742)	(48,305)
Depreciation	(228,403)	(10,665)	(239,068)
Business combination	—	—	—
Others	25,438	975	26,413

Ending balance	367,480	18,064	385,544